UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21297

Pebblebrook Fund, Inc.

(Exact name of registrant as specified in charter)

13047 Pebblebrook Drive

Houston, Texas 77079

(Address of principal executive offices)

(Zip code)

Bill Cross

13047 Pebblebrook Drive

Houston, Texas 77079

(Name and address of agent for service)

Registrant's telephone number, including area code: 713-463-9019

Date of fiscal year end: April 30

Date of reporting period: January 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Schedule of Investments

Pebblebrook Fund

	Schedule of Investments
	January 31, 2005 (Unaudited)

Shares/Principal Amount		Market Value

COMMON STOCKS - 70.15%

Accident & Health Insurance - 0.58%
150	Aon Corp.	$3,411

Crude Petroleum & Natural Gas - 0.74%
100	Burlington Resources, Inc.	4,371

Electric Services - 1.81%
400	Duke Energy Company	10,716

Electronic & Other Electrical Equipment - 3.50%
200	Emerson Electric Company	13,448
200	General Electric Company	7,226
		20,674
Federal & Federally-Sponsored Credit Agencies - 2.64%
100	Federal Home Loan Mortgage Corp. Voting	6,529
50	Student Loan Corp.	9,033
		15,562
Fire, Marine & Casualty Insurance - 1.98%
100	Allstate Corp.	5,044
100	American International Group, Inc.	6,629
		11,673
Gold And Silver Ores - 0.37%
100	Barrick Gold Corp.	2,186

Grain Mill Products - 1.79%
200	General Mills, Inc.	10,598

Heating Equipment, Except Electrical & Warm Air; & Plumbing Fixtures - 0.71%
50	Fortune Brands, Inc.	4,199

Hospital & Medical Service Plans - 1.51%
100	UnitedHealth Group	8,890

Industrial Inorganic Chemicals - 2.92%
400	Praxair, Inc.	17,260

Investment Advice - 1.91%
100	Alliance Capital Management Holding LP.	4,499
100	Franklin Resources, Inc.	6,786
		11,285
Life Insurance - 0.75%
100	HCA, Inc.	4,452

Measuring & Controlling Devices - 0.76%
150	Thermo Electron Corp.*	4,491

Metal Mining - 1.30%
300	BHP Billiton Ltd.	7,656

Miscellaneous Publishing - 0.67%
125	ProQuest Company *	3,940

Motor Vehicles and Passenger Car Bodies - 0.62%
100	General Motors Corp.	3,681

National Commercial Banks - 7.64%
400	Bank Of America Corp.	18,548
275	Citigroup, Inc.	13,489
100	MBNA Corp.	2,658
150	North Fork Bancorp	4,305
100	Wells Fargo & Company	6,130
		45,130
Natural Gas Transmisison - 0.95%
75	Kinder Morgan, Inc.	5,628

Newspapers: Publishing Or Publishing & Printing - 1.36%
100	Gannett, Inc.	8,004

Offices of Holding Companies - 3.04%
6	Berkshire Hathaway Class B *	17,965

Opeators of Nonresidential Buildings - 0.49%
50	Forest City Enteprises Class A	2,898

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.67%
50	Zimmer Holdings, Inc. *	3,943

Paper Mills - 3.61%
325	Kimberly-Clark Corp.	21,291

Petroleum Refining - 7.65%
100	British Petroleum Company PLC. ADR	5,962
200	ConocoPhillips	18,558
400	Exxon Mobil Corp.	20,640
		45,160
Pharmaceutical Preparations - 5.16%
200	Bristol Myers Squibb Company	4,688
250	Johnson & Johnson, Inc.	16,175
125	Lilly, Eli & Company	6,780
100	Merck & Company, Inc.	2,805
		30,448
Public Building & Related Furniture - 1.00%
100	Johnson Controls, Inc.	5,916

Railroads, Line-Haul Operating - 0.82%
100	Burlington Northern Santa Fe Corp.	4,818

Real Estate Agents & Managers - 0.80%
200	Cendant Corp.	4,710

Savings Institution, Federally Chartered - 3.56%
200	Golden West Financial Corp.	12,924
200	Washington Mutual Bank	8,070
		20,994
Security & Commodity Brokers - 1.82%
50	Chicago Mercantile Exchange Holdings, Inc.	10,725

Services-Consumer Credit Reports - 2.38%
200	Equifax, Inc.	5,660
100	Moody's Corp.	8,378
		14,038
Services-Prepackaged Software - 0.45%
100	Microsoft Corp.	2,628

State Commercial Banks - 0.76%
100	State Street Corp.	4,481

Surgical & Medical Instruments - 0.57%
100	Baxter, Inc.	3,376

Telephone Communications - 1.61%
400	SBC Communications, Inc.	9,504

Title Insurance - 0.82%
110	Fidelity National Financial, Inc.	4,820

Wholesale-Groceries, General - 0.46%
100	Performance Food Group Company*	2,721

TOTAL COMMON STOCK (COST $345,697) - 70.15%		414,242

REAL ESTATE INVESTMENT TRUSTS - 3.07%
50	Alexandria Real Estate Equities, Inc.	3,328
100	Equity Office Properties Trust	2,798
200	John Wiley Class A	6,730
100	Public Storage, Inc.	5,251
		18,107

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $14,846) - 3.07%		18,107

CASH EQUIVALENTS - 26.81%
158,347	First American Treasury Obligation Fund Cl A 1.62% **	158,347
	(Cost $158,347)

	TOTAL INVESTMENTS (Cost $518,890) - 100.03%	590,696

	Liabilities in Excess of Other Assets - (0.03)%	-155

	Net Assets - 100.00%	590,541

NOTES TO FINANCIAL STATEMENTS
The Pebblebrook Fund
1. SECURITY TRANSACTIONS
At January 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $518,890 amounted to $71,805 which consisted of aggregate gross unrealized appreciation of $78,206 and aggregate gross unrealized depreciation of $6,401.

Item 2.  Controls and Procedures

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pebblebrook Fund, Inc.

By /s/Bill Cross

*Bill Cross

President and Treasurer

Date March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bill Cross

*Bill Cross

President and Treasurer

Date March 17, 2005